Fixed Assets and Leasehold Improvements (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fixed assets and leasehold improvements
Equipment and leasehold improvements, gross			$ 9,449	$ 7,201
Less accumulated depreciation and amortization	(4,514)		(3,128)	(1,484)
Equipment and leasehold improvements, net	7,319		6,321	5,717
Depreciation expense	1,589	1,183	1,644	1,023
Computer software and equipment
Fixed assets and leasehold improvements
Equipment and leasehold improvements, gross			2,268	1,265
Furniture, fixtures and equipment
Fixed assets and leasehold improvements
Equipment and leasehold improvements, gross			1,215	1,242
Leasehold improvements
Fixed assets and leasehold improvements
Equipment and leasehold improvements, gross			466	170
Software development costs and assets not put in service
Fixed assets and leasehold improvements
Equipment and leasehold improvements, gross			3,099	2,123
Capital lease
Fixed assets and leasehold improvements
Equipment and leasehold improvements, gross			$ 2,401	$ 2,401